Profit/(loss) for the period (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
(Loss)/profit before tax
Staff costs	$ 13,205	$ 12,325
Technology expenses	2,886	7,577
Legal and professional fees	1,813	3,526
Business development expenses	239	397
Depreciation of plant and equipment	31	2
Amortization of intangible assets	377	319
Depreciation of right-of-use assets	404	300
Advertising expenses	$ 76	$ 311